Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS
— 97 .4%
Australia — 5 .4%
85,525
ANZ Group Holdings, Ltd. ........... $ 1,611,197
87,522
BlueScope Steel, Ltd. ............... 1,192,825
74,000
Computershare, Ltd. ................ 1,300,285
85,500
Fortescue, Ltd. .................... 1,221,163
174,550
Origin Energy, Ltd. ................. 1,264,563
33,000
Westpac Banking Corp. ............. 599,449
7,189,482
Austria — 0 .6%
19,725
OMV AG ....................... 858,922
Belgium — 1 .8%
27,550
Ageas SA/NV .................... 1,259,259
33,314
Solvay SA ....................... 1,172,724
2,431,983
Bermuda — 1 .0%
36,075
Aegon, Ltd. ...................... 222,844
32,500
Jardine Matheson Holdings, Ltd. ....... 1,149,850
1,372,694
Cayman Islands — 0 .9%
262,500
CK Hutchison Holdings, Ltd. ......... 1,257,195
Denmark — 2 .1%
9,393
Carlsberg AS , Class B .............. 1,127,068
10,125
Danske Bank A/S .................. 301,690
8,698
Pandora A/S ...................... 1,312,712
2,741,470
Finland — 1 .3%
32,375
Fortum OYJ ...................... 473,273
110,896
Nordea Bank Abp .................. 1,320,063
1,793,336
France — 13 .1%
17,850
Amundi SA (a) .................... 1,151,767
48,744
AXA SA ........................ 1,595,827
4,226
BNP Paribas SA ................... 269,423
66,925
Bollore SE ....................... 392,770
6,956
Capgemini SE .................... 1,383,377
29,525
Carrefour SA ..................... 417,381
19,909
Cie de Saint-Gobain SA ............. 1,548,370
11,675
Cie Generale des Etablissements Michelin
SCA ....................... 451,496
44,627
Credit Agricole SA ................. 608,886
12,642
Eiffage SA ....................... 1,161,100
77,223
Engie SA ........................ 1,102,831
8,278
Ipsen SA ........................ 1,015,080
75,259
Orange SA ...................... 753,920
13,572
Publicis Groupe SA ................ 1,444,482
26,757
Renault SA ...................... 1,370,875
21,200
Sanofi SA ....................... 2,042,010
8,725
Sodexo SA ...................... 784,899
17,494,494
Germany — 6 .5%
48,750
Bayer AG ....................... 1,377,269
Shares Fair Value
COMMON STOCKS
— (continued)
Germany — (continued)
1,925
Brenntag SE ..................... $ 129,797
92,325
Deutsche Bank AG ................. 1,474,035
73,885
Deutsche Telekom AG .............. 1,857,905
44,960
Fresenius SE & Co. KGaA (b) ......... 1,342,420
14,220
Heidelberg Materials AG ............ 1,474,463
31,925
Traton SE ....................... 1,044,507
8,700,396
Hong Kong — 1 .8%
406,000
Henderson Land Development Co., Ltd. .. 1,089,211
142,000
Swire Pacific, Ltd. , Class A ........... 1,254,698
2,343,909
Ireland — 0 .4%
6,600
CRH PLC ....................... 494,868
Israel — 1 .6%
4,952
Check Point Software Technologies, Ltd. (b) 817,080
83,722
Teva Pharmaceutical Industries, Ltd. ,
ADR (b) ..................... 1,360,483
2,177,563
Italy — 4 .6%
186,975
Enel SpA ........................ 1,300,364
499,493
Intesa Sanpaolo SpA ............... 1,856,749
92,750
Poste Italiane SpA (a) ............... 1,181,538
47,896
UniCredit SpA .................... 1,775,036
6,113,687
Japan — 20 .8%
15,400
Central Japan Railway Co. ........... 332,427
2,300
Disco Corp. ...................... 872,596
284,700
ENEOS Holdings, Inc. .............. 1,462,695
201,500
Idemitsu Kosan Co., Ltd. ............ 1,304,383
85,800
Inpex Corp. ...................... 1,262,282
40,747
ITOCHU Corp. ................... 1,989,104
83,900
JFE Holdings, Inc. ................. 1,207,474
83,100
Kawasaki Kisen Kaisha, Ltd. .......... 1,208,615
74,465
Marubeni Corp. ................... 1,377,156
86,384
Mitsubishi Corp. .................. 1,690,204
77,046
Mitsui & Co., Ltd. ................. 1,748,368
53,600
Nippon Steel Corp. ................. 1,133,033
42,100
Nippon Yusen KK ................. 1,225,137
84,800
Ono Pharmaceutical Co., Ltd. ......... 1,157,705
137,200
Panasonic Holdings Corp. ............ 1,123,080
78,214
Renesas Electronics Corp. ............ 1,462,775
31,800
Shionogi & Co., Ltd. ............... 1,240,653
56,400
Subaru Corp. ..................... 1,195,376
59,785
Sumitomo Corp. .................. 1,492,674
77,700
Sumitomo Electric Industries, Ltd. ...... 1,208,554
3,700
Tokyo Electron, Ltd. ................ 802,598
64,200
Toyota Tsusho Corp. ................ 1,249,763
27,746,652
Luxembourg — 0 .7%
61,975
Tenaris SA ....................... 952,440

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS
— (continued)
Netherlands — 4 .7%
71,577
ABN AMRO Bank NV (a) ............ $ 1,176,660
20,500
Koninklijke Ahold Delhaize NV ....... 605,724
14,349
Koninklijke Philips NV (b) ........... 362,509
30,471
NN Group NV .................... 1,417,900
67,052
Stellantis NV ..................... 1,326,319
33,346
STMicroelectronics NV ............. 1,316,519
6,205,631
Norway — 0 .7%
45,707
DNB Bank ASA ................... 897,701
Singapore — 1 .7%
54,200
Jardine Cycle & Carriage, Ltd. ........ 1,063,215
223,600
Singapore Airlines, Ltd. ............. 1,137,788
2,201,003
Spain — 3 .9%
159,507
Banco Bilbao Vizcaya Argentaria SA .... 1,597,546
275,149
CaixaBank SA .................... 1,456,558
70,751
Repsol SA ....................... 1,116,482
251,375
Telefonica SA .................... 1,066,072
5,236,658
Sweden — 4 .6%
47,975
Essity AB , Class B ................. 1,228,457
130,976
Securitas AB , Class B ............... 1,299,998
58,750
SKF AB , Class B .................. 1,179,545
62,632
Swedbank AB , Class A .............. 1,288,804
386,550
Volvo Car AB , Class B (b) ............ 1,195,683
6,192,487
Switzerland — 7 .2%
7,775
Cie Financiere Richemont SA ......... 1,213,695
19,177
Holcim AG ...................... 1,699,452
13,617
Logitech International SA ............ 1,317,368
28,815
Novartis AG ...................... 3,084,355
3,093
Roche Holding AG ................. 858,928
11,403
Swiss Re AG ..................... 1,415,142
9,588,940
United Kingdom — 12 .0%
32,975
3i Group PLC .................... 1,278,022
38,775
Associated British Foods PLC ......... 1,212,643
207,775
Aviva PLC ....................... 1,251,782
54,025
British American Tobacco PLC ........ 1,659,520
18,327
Coca-Cola Europacific Partners PLC .... 1,335,489
86,700
GSK PLC ....................... 1,676,293
108,450
HSBC Holdings PLC ............... 937,570
59,725
Imperial Brands PLC ............... 1,528,087
11,425
Next PLC ....................... 1,305,010
358,577
Tesco PLC ....................... 1,387,028
1,479,733
Vodafone Group PLC ............... 1,304,882
129,375
WPP PLC ....................... 1,184,705
16,061,031
Total Common Stocks
    (Cost $ 113,379,091 ) ..............
130,052,542
Shares Fair Value
PREFERRED STOCKS
— 1 .0%
Germany — 1 .0%
15,150
Henkel AG & Co. KGaA ............ $ 1,350,235
Total Preferred Stocks
    (Cost $ 1,242,343 ) ................
1,350,235
MONEY MARKET FUND
— 0 .3%
United States — 0 .3%
447,399
Federated Treasury Obligations Fund ,
Institutional Shares , 5.17% (c) ..... 447,399
Total Money Market Fund
    (Cost $ 447,399 ) .................
447,399
Total Investments — 98 .8%
 (Cost $ 115,068,833 ) ...........................
131,850,176
Net Other Assets (Liabilities) — 1 .2% ............... 1,657,174
NET ASSETS - 100.0% ........................
$ 133,507,350
(a) Rule 144A, Section 4(a)(2) or other security that is restricted as to resale to qualified institutional investors. Sterling Capital Management LLC
(the “Advisor”), using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) Represents non-income producing security.
(c) Represents the current yield as of report date.
ADR American Depositary Receipt

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Industry
Percentage
of net assets
Automobile Components ....................... 1 .2%
Automobiles ................................ 3 .8%
Banks ..................................... 11 .7%
Beverages .................................. 1 .9%
Broadline Retail .............................. 1 .0%
Building Products ............................ 1 .2%
Capital Markets .............................. 3 .0%
Chemicals .................................. 0 .9%
Commercial Services & Supplies .................. 1 .0%
Construction & Engineering ..................... 0 .9%
Construction Materials ......................... 2 .8%
Consumer Staples Distribution & Retail ............. 1 .7%
Diversified Telecommunication Services ............ 2 .8%
Electric Utilities .............................. 2 .2%
Energy Equipment & Services .................... 0 .7%
Entertainment ............................... 0 .3%
Food Products ............................... 0 .9%
Ground Transportation ......................... 0 .3%
Health Care Equipment & Supplies ................ 0 .3%
Health Care Providers & Services ................. 1 .0%
Hotels, Restaurants & Leisure .................... 0 .6%
Household Durables ........................... 0 .8%
Household Products ........................... 1 .9%
Industrial Conglomerates ....................... 2 .5%
Insurance ................................... 6 .3%
IT Services ................................. 1 .0%
Machinery .................................. 1 .7%
Marine Transportation ......................... 1 .8%
Media ..................................... 2 .0%
Metals & Mining ............................. 3 .6%
Money Market Fund ........................... 0 .3%
Multi-Utilities ............................... 0 .8%
Oil, Gas & Consumable Fuels .................... 4 .5%
Passenger Airlines ............................ 0 .9%
Pharmaceuticals .............................. 10 .3%
Professional Services .......................... 1 .0%
Real Estate Management & Development ............ 1 .8%
Semiconductors & Semiconductor Equipment ........ 3 .4%
Software ................................... 0 .6%
Technology Hardware, Storage & Peripherals ......... 1 .0%
Textiles, Apparel & Luxury Goods ................. 1 .9%
Tobacco ................................... 2 .3%
Trading Companies & Distributors ................ 7 .2%
Wireless Telecommunication Services .............. 1 .0%
98 .8%

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund
June 30, 2024 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral International Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
June 30, 2024 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2024 , there were no significant changes to the valuation policies and procedures.
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2024 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral International Equity Fund ...... $ 131,850,176 (a) $ — $ — $ 131,850,176
(a) Represents money market funds and/or certain preferred stocks.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral International Equity Fund — (continued)
June 30, 2024 (Unaudited)
without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.